Commitments and Contingencies - Leases (Detail) $ in Millions		6 Months Ended
	Jan. 08, 2016 USD ($) ft²	Jun. 30, 2016 USD ($)
Commitments and Contingencies
Lease agreements term (in years)		8 years
Tenant improvements allowance		$ 8.3
New office space | ft²	90,000
Future minimum lease payments per month in first 60 months	$ 0.4
Future minimum lease payments per month in after 60 months	0.5
Letter of credit	$ 7.4	$ 7.4
375 Beale Street in San Francisco [Member]
Commitments and Contingencies
Lease agreements term (in years)	96 months	96 months